Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Jul. 01, 2016	[1]	Apr. 01, 2016	[2]	Jan. 01, 2016	[3]	Oct. 02, 2015	[4]	Jul. 03, 2015	[5]	Apr. 03, 2015	[6]	Jan. 02, 2015	[7]	Oct. 03, 2014	[8]	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Statement Of Other Comprehensive Income Loss [Abstract]
Net income (loss)	$ (366)		$ 74		$ 251		$ 283		$ 220		$ 384		$ 438		$ 423		$ 242	$ 1,465	$ 1,617
Other comprehensive income (loss), net of tax:
Actuarial pension loss																	(73)	(2)	(4)
Foreign currency translation adjustment																	74	0	0
Net unrealized gain (loss) on foreign exchange contracts																	99	(30)	51
Other comprehensive income (loss), before tax																	100	(32)	47
Income tax expense related to items of other comprehensive income (loss)																	23	0	0
Other comprehensive income (loss), net of tax																	123	(32)	47
Total comprehensive income																	$ 365	$ 1,433	$ 1,664

[1]	Includes $122 million of employee termination, asset impairment and other charges related to the closure of the Company’s Odawara Facility and Restructuring Plan, and $116 million of costs related to the acquisition of SanDisk.
[2]	Includes $140 million of employee termination, asset impairment and other charges related to the closure of the Company’s Odawara Facility and business realignment and $16 million of costs related to the acquisition of SanDisk.
[3]	Includes $27 million of employee termination, asset impairment and other charges related to business realignment, $32 million of charges related to interest on an arbitration award and $27 million of costs related to the acquisition of SanDisk.
[4]	Includes $56 million of employee termination, asset impairment and other charges related to business realignment.
[5]	Includes $104 million of employee termination, asset impairment and other charges.
[6]	Includes $10 million of employee termination, asset impairment and other charges.
[7]	Includes $53 million of employee termination, asset impairment and other charges, $1 million of charges related to interest on an arbitration award and a $37 million gain on flood-related insurance recovery.
[8]	Includes $9 million of employee termination, asset impairment and other charges and $14 million of charges related to interest on an arbitration award.